TETON Westwood Mighty Mites Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.2%
	Aerospace and Defense — 7.1%
888,900	Aerojet Rocketdyne Holdings Inc.†	$35,235,996
97,040	Allied Motion Technologies Inc.	3,425,512
86,000	Avio SpA†	1,474,429
119,000	Innovative Solutions and Support Inc.†	595,000
7,000	Kratos Defense & Security Solutions Inc.†	109,410
93,200	Park Aerospace Corp.	1,038,248

		41,878,595

	Agriculture — 0.8%
215	J.G. Boswell Co.	104,920
233,000	Limoneira Co.	3,376,170
490,000	S&W Seed Co.†	1,117,200

		4,598,290

	Airlines — 0.0%
1,000	American Airlines Group Inc.	13,070
225,000	American Airlines Group Inc., Escrow†	6,750

		19,820

	Automotive — 1.6%
16,610	Lithia Motors Inc., Cl. A	2,513,591
15,000	Navistar International Corp.†	423,000
29,605	Rush Enterprises Inc., Cl. A	1,227,423
83,005	Rush Enterprises Inc., Cl. B	2,959,958
45,930	Sonic Automotive Inc., Cl. A	1,465,626
70,000	Wabash National Corp.	743,400

		9,332,998

	Automotive: Parts and Accessories — 1.3%
50,000	Dana Inc.	609,500
12,190	Gentherm Inc.†	474,191
264,170	Modine Manufacturing Co.†	1,458,218
20,000	Motorcar Parts of America Inc.†	353,400
80,000	Puradyn Filter Technologies Inc.†	728
50,028	Standard Motor Products Inc.	2,061,154
171,700	Strattec Security Corp.	2,736,898
32,000	Titan International Inc.	46,720
10,000	Uni-Select Inc.	54,287

		7,795,096

	Aviation: Parts and Services — 2.3%
13,500	Astronics Corp.†	142,560
23,896	Astronics Corp., Cl. B†	258,077
190,040	Ducommun Inc.†	6,626,695
166,200	Kaman Corp.	6,913,920

		13,941,252

	Broadcasting — 1.3%
834,000	Beasley Broadcast Group Inc., Cl. A(a)	2,026,620
336,455	Dish TV India Ltd., GDR†	13,458
60,160	Entercom Communications Corp., Cl. A	83,021
241,120	Gray Television Inc.†	3,363,624
86,293	Gray Television Inc., Cl. A†	1,120,083
33,000	Sinclair Broadcast Group Inc., Cl. A	609,180
155,000	Townsquare Media Inc., Cl. A	692,850

		7,908,836

	Building and Construction — 2.6%
41,000	Armstrong Flooring Inc.†	122,590
121,000	Gibraltar Industries Inc.†	5,809,210
8,500	Granite Construction Inc.	162,690
7,000	Herc Holdings Inc.†	215,110
510,000	Huttig Building Products Inc.†	571,200
105,434	MYR Group Inc.†	3,364,399
98,200	The Monarch Cement Co.	5,155,500

		15,400,699

	Business Services — 2.7%
362,701	Diebold Nixdorf Inc.†	2,197,968

Shares		Market Value

3,700	Du-Art Film Laboratories Inc.†	$503,200
178,172	GP Strategies Corp.†	1,528,716
19,000	IAA Inc.†	732,830
23,300	ICF International Inc.	1,510,539
32,029	KAR Auction Services Inc.	440,719
12,000	Macquarie Infrastructure Corp.	368,280
1,920	Matthews International Corp., Cl. A	36,672
53,000	MDC Partners Inc., Cl. A†	110,240
160,000	MoneyGram International Inc.†	513,600
247,129	PFSweb Inc.†	1,650,822
15,549	PRGX Global Inc.†	73,080
500	Stamps.com Inc.†	91,845
319,451	Team Inc.†	1,779,342
2,386,208	Trans-Lux Corp.†(a)	1,073,794
28,792	Trans-Lux Corp.†(a)(b)(c)	12,956
37,132	Viad Corp.	706,251
101,669	Willdan Group Inc.†	2,542,742

		15,873,596

	Communications Equipment — 0.6%
430,000	Communications Systems Inc.	2,180,100
262,250	Extreme Networks Inc.†	1,138,165

		3,318,265

	Computer Software and Services — 2.5%
844,566	Alithya Group Inc., Cl. A†	1,461,099
183,380	American Software Inc., Cl. A	2,890,069
348,042	Avid Technology Inc.†	2,530,265
54,000	Cardlytics Inc.†	3,778,920
45,000	DHI Group Inc.†	94,500
160,620	Digi International Inc.†	1,871,223
60,000	iGO Inc.†	86,700
10,000	Materialise NV, ADR†	225,600
154,500	Mitek Systems Inc.†	1,484,745
2,310	MTS Systems Corp.	40,633
1,000	Tyler Technologies Inc.†	346,880

		14,810,634

	Consumer Products — 3.4%
122,250	Acme United Corp.	2,809,305
130,000	Bassett Furniture Industries Inc.	955,500
65,717	Callaway Golf Co.	1,150,705
830,000	Goodbaby International Holdings Ltd.†	93,168
5,500	Johnson Outdoors Inc., Cl. A	500,610
5,000	Lakeland Industries Inc.†	112,150
251,175	Lifetime Brands Inc.	1,687,896
690,000	Marine Products Corp.	9,556,500
55,000	MarineMax Inc.†	1,231,450
37,800	Oil-Dri Corp. of America	1,311,660
5,700	PC Group Inc.†	34
3,550,000	Playmates Holdings Ltd.	398,490
8,040	Standard Diversified Opportunities Inc., Cl. B†	103,716
72,220	ZAGG Inc.†	226,771

		20,137,955

	Consumer Services — 0.9%
179,320	1-800-Flowers.com Inc., Cl. A†	3,589,986
66,000	Bowlin Travel Centers Inc.†	190,740
87,000	Carriage Services Inc.	1,576,440
800	Collectors Universe Inc.	27,424

		5,384,590

	Diversified Industrial — 12.4%
85,000	Ampco-Pittsburgh Corp.†	260,950
256,000	Burnham Holdings Inc., Cl. A(a)	2,598,400
62,673	Chase Corp.	6,423,983
105,860	Columbus McKinnon Corp.	3,541,017
40,000	FormFactor Inc.†	1,173,200
34,000	Graham Corp.	433,160
466,313	Griffon Corp.	8,636,117

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
18,700	Haulotte Group SA	$105,677
155,030	Intevac Inc.†	846,464
44,000	John Bean Technologies Corp.	3,784,880
116,000	L.B. Foster Co., Cl. A†	1,481,320
270,502	Lawson Products Inc.†	8,726,394
82,309	Lydall Inc.†	1,116,110
8,000	MSA Safety Inc.	915,520
935,870	Myers Industries Inc.	13,616,909
65,000	Napco Security Technologies Inc.†	1,520,350
202,331	Park-Ohio Holdings Corp.	3,356,671
25,080	Raven Industries Inc.	539,471
19,500	RWC Inc.†	214,500
29,000	Standex International Corp.	1,668,950
1,630,000	Steel Connect Inc.†	978,163
525,000	Steel Partners Holdings LP†	2,766,750
450,000	Tredegar Corp.	6,930,000
350,000	Twin Disc Inc.†	1,939,000

		73,573,956

	Educational Services — 0.1%
114,000	Universal Technical Institute Inc.†	792,300

	Electronics — 4.1%
28,000	Badger Meter Inc.	1,761,760
159,300	Bel Fuse Inc., Cl. A(a)	1,589,814
313,500	CTS Corp.	6,282,540
57,000	Daktronics Inc.	247,950
30,000	IMAX Corp.†	336,300
71,000	Kimball Electronics Inc.†	961,340
3,084	Littelfuse Inc.	526,223
8,000	Mesa Laboratories Inc.	1,734,400
20,800	Methode Electronics Inc.	650,208
690,000	Schmitt Industries Inc.†(a)	2,408,100
148,038	Stoneridge Inc.†	3,058,465
16,000	Stratasys Ltd.†	253,760
148,870	Ultra Clean Holdings†	3,368,928
185,000	Ultralife Corp.†	1,296,850

		24,476,638

	Energy and Utilities: Integrated — 0.0%
1,000	MGE Energy Inc.	64,510

	Energy and Utilities: Natural Gas — 0.9%
650,000	Alvopetro Energy Ltd.†	363,877
18,750	Chesapeake Utilities Corp.	1,575,000
108,684	Corning Natural Gas Holding Corp.	1,836,760
54,310	RGC Resources Inc.	1,312,673

		5,088,310

	Energy and Utilities: Oil — 0.0%
35,000	Callon Petroleum Co.†	40,250

	Energy and Utilities: Services — 0.1%
30,000	Dawson Geophysical Co.†	43,200
10,750	Independence Contract Drilling Inc.†	41,817
61,000	RPC Inc.†	187,880
6,500	Subsea 7 SA, ADR†	41,470

		314,367

	Energy and Utilities: Water — 2.1%
35,926	Artesian Resources Corp., Cl. A	1,303,754
12,000	Cadiz Inc.†	121,920
24,300	California Water Service Group	1,159,110
62,000	Consolidated Water Co. Ltd.	894,660
68,000	Energy Recovery Inc.†	516,460
26,133	Middlesex Water Co.	1,755,615
70,304	SJW Group	4,366,581
45,007	The York Water Co.	2,158,536

		12,276,636

Shares		Market Value

	Entertainment — 0.4%
1,100	Canterbury Park Holding Corp.	$11,825
684,512	Dover Motorsports Inc.	1,060,994
31,000	National CineMedia Inc.	92,070
227,750	Sportech plc†	52,560
30,000	World Wrestling Entertainment Inc., Cl. A	1,303,500

		2,520,949

	Environmental Control — 1.3%
136,500	Casella Waste Systems Inc., Cl. A†	7,114,380
47,894	Primo Water Corp.	658,543

		7,772,923

	Equipment and Supplies — 4.4%
10,000	Amtech Systems Inc.†	48,700
17,500	AZZ Inc.	600,600
63,766	CIRCOR International Inc.†	1,624,758
221,500	Core Molding Technologies Inc.†	912,580
155,000	Federal Signal Corp.	4,608,150
100,000	Interpump Group SpA	2,970,519
186,000	Kimball International Inc., Cl. B	2,150,160
17,100	Maezawa Kyuso Industries Co. Ltd.	318,165
20,593	Powell Industries Inc.	564,042
346,000	The Eastern Co.(a)	6,183,020
98,000	The Gorman-Rupp Co.	3,045,840
271,000	The L.S. Starrett Co., Cl. A†	918,690
180,065	Titan Machinery Inc.†	1,955,506
33,000	TransAct Technologies Inc.	151,140

		26,051,870

	Financial Services — 8.8%
53,000	Allegiance Bancshares Inc.	1,345,670
8,000	Ameris Bancorp	188,720
21,000	Atlantic American Corp.†	34,440
296,158	Atlantic Capital Bancshares Inc.†	3,601,281
44,944	Atlantic Union Bankshares Corp.	1,040,903
16,000	Berkshire Bancorp Inc.†	134,720
11,275	Berkshire Hills Bancorp Inc.	124,251
5,953	BKF Capital Group Inc.†	45,005
75	Burke & Herbert Bank and Trust Co.	129,600
23,058	Cadence BanCorp	204,294
84,000	Capital City Bank Group Inc.	1,759,800
8,000	Capitol Federal Financial Inc.	88,080
16,560	Citizens & Northern Corp.	341,964
5,500	ConnectOne Bancorp Inc.	88,660
28,800	Crazy Woman Creek Bancorp Inc.	410,400
32,580	Dime Community Bancshares Inc.	447,323
1,120	Farmers & Merchants Bank of Long Beach	6,669,600
40,000	Farmers National Banc Corp.	474,400
6,000	First Community Bankshares Inc.	134,700
31,440	First Internet Bancorp	522,533
462,300	Flushing Financial Corp.	5,325,696
74,000	FNB Corp.	555,000
2,000	Franklin Financial Network Inc.	51,500
16,058	FS Bancorp Inc.	619,357
366,000	GTY Technology Holdings Inc.†	1,524,390
10	Guaranty Corp., Cl. A†(d)	153,000
126,970	Hallmark Financial Services Inc.†	443,125
5,800	Heritage Commerce Corp.	43,529
27,300	HomeStreet Inc.	671,853
9,030	Hope Bancorp Inc.	83,257
106,100	I3 Verticals Inc., Cl. A†	3,209,525
30,000	ICC Holdings Inc.†	345,750
89,800	KKR & Co. Inc.	2,773,024
67,700	Legacy Housing Corp.†	962,694
5,440	LendingTree Inc.†	1,575,043
130,000	Medallion Financial Corp.†	344,500
4,197	Northrim BanCorp Inc.	105,513
19,390	OceanFirst Financial Corp.	341,846
119,883	People’s United Financial Inc.	1,387,046
148,000	Pzena Investment Management Inc., Cl. A	805,120

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
36,971	Renasant Corp.	$920,578
2,989	Salisbury Bancorp Inc.	122,519
29,000	Sandy Spring Bancorp Inc.	718,620
3,000	Seacoast Banking Corp. of Florida†	61,200
4,500	Security National Corp.	573,750
79,000	Silvercrest Asset Management Group Inc., Cl. A	1,004,090
6,750	Simmons First National Corp., Cl. A	115,493
13,303	South State Corp.	634,021
47,480	Southern First Bancshares Inc.†	1,315,671
58,000	Southern National Bancorp of Virginia Inc.	562,020
4,500	Southside Bancshares Inc.	124,740
118,143	Sterling Bancorp	1,384,636
5,700	Thomasville Bancshares Inc.	265,050
5,000	Towne Bank	94,200
4,200	TriState Capital Holdings Inc.†	65,982
50,050	TrustCo Bank Corp.	316,817
51,152	Valley National Bancorp	400,009
32,800	Value Line Inc.	885,272
45,900	Washington Trust Bancorp Inc.	1,503,225
74,800	Waterstone Financial Inc.	1,109,284
8,500	WesBanco Inc.	172,635
87,260	Western New England Bancorp Inc.	505,235
260,000	Wright Investors’ Service Holdings Inc.†	122,200

		52,084,359

	Food and Beverage — 2.5%
84,600	Andrew Peller Ltd., Cl. A	548,379
1,900	Bridgford Foods Corp.†	31,464
53,000	Calavo Growers Inc.	3,334,230
133,000	Corby Spirit and Wine Ltd., Cl. A	1,591,964
520,000	Crimson Wine Group Ltd.†	2,808,000
324,021	Farmer Brothers Co.†	2,378,314
1,250	Hanover Foods Corp., Cl. A	88,437
300	Hanover Foods Corp., Cl. B	21,300
31,000	Iwatsuka Confectionery Co. Ltd.	1,075,203
1,500	J & J Snack Foods Corp.	190,695
8,490	John B Sanfilippo & Son Inc.	724,452
105,991	Massimo Zanetti Beverage Group SpA	553,723
1,510	Rock Field Co. Ltd.	18,194
5,000	Scheid Vineyards Inc., Cl. A†	83,750
7,100	T. Hasegawa Co. Ltd.	158,472
235,200	Tingyi (Cayman Islands) Holding Corp.	364,764
229,400	Vitasoy International Holdings Ltd.	877,583
23,000	Willamette Valley Vineyards Inc.†	139,150

		14,988,074

	Health Care — 9.7%
26,000	Accuray Inc.†	52,780
22,000	Anika Therapeutics Inc.†	830,060
110,000	BioTelemetry Inc.†	4,970,900
5,700	Boiron SA	235,024
32,000	Cantel Medical Corp.	1,415,360
106,660	Cardiovascular Systems Inc.†	3,365,123
10,000	CareDx Inc.†	354,300
19,900	Collegium Pharmaceutical Inc.†	348,250
342,440	Cutera Inc.†	4,167,495
61,343	Electromed Inc.†	944,069
90,000	Exelixis Inc.†	2,136,600
20,000	Genesis Healthcare Inc.†	13,802
3,000	Heska Corp.†	279,510
419,248	InfuSystem Holdings Inc.†	4,838,122
23,000	Integer Holdings Corp.†	1,680,150
193,724	IntriCon Corp.†	2,619,148
54,000	Invitae Corp.†	1,635,660
36,000	Kindred Biosciences Inc.†	161,640
5,500	LeMaitre Vascular Inc.	145,200
39,000	Meridian Bioscience Inc.†	908,310
122,800	Neogen Corp.†	9,529,280

Shares		Market Value

91,018	NeoGenomics Inc.†	$2,819,738
38,613	Omnicell Inc.†	2,726,850
230,000	OPKO Health Inc.†	784,300
25,002	Option Care Health Inc.†	347,028
62,700	Orthofix Medical Inc.†	2,006,400
23,000	Paratek Pharmaceuticals Inc.†	120,060
6,200	Quidel Corp.†	1,387,188
42,000	RTI Surgical Holdings Inc.†	133,560
89,934	SurModics Inc.†	3,888,746
2,000	Targanta Therapeutics Corp., Escrow†(d)	0
72,301	United-Guardian Inc.	1,068,789
1,400	Utah Medical Products Inc.	124,068
51,000	Zealand Pharma A/S†	1,748,571

		57,786,081

	Hotels and Gaming — 3.0%
59,800	Boyd Gaming Corp.	1,249,820
95,000	Braemar Hotels & Resorts Inc., REIT	271,700
32,020	Churchill Downs Inc.	4,263,463
25,500	Eldorado Resorts Inc.†	1,021,530
1,090,725	Full House Resorts Inc.†	1,450,664
629,210	Golden Entertainment Inc.†	5,612,553
352,911	Inspired Entertainment Inc.†	1,023,442
60,000	PlayAGS Inc.†	202,800
118,000	The Marcus Corp.	1,565,860
47,964	Twin River Worldwide Holdings Inc.	1,069,118

		17,730,950

	Machinery — 4.4%
302,000	Astec Industries Inc.	13,985,620
4,600	DMG Mori AG	209,824
493,000	Gencor Industries Inc.†	6,231,520
6,050	Lindsay Corp.	557,871
26,650	Tennant Co.	1,732,517
39,000	The Middleby Corp.†	3,078,660
23,000	Williams Industrial Services Group Inc.†	30,130

		25,826,142

	Manufactured Housing and Recreational Vehicles — 2.9%
36,800	Cavco Industries Inc.†	7,096,880
175,250	Nobility Homes Inc.	4,208,629
99,500	Skyline Champion Corp.†	2,421,830
48,400	Winnebago Industries Inc.	3,224,408

		16,951,747

	Metals and Mining — 0.6%
29,000	5N Plus Inc.†	34,392
380,000	Osisko Gold Royalties Ltd.	3,795,521
800,000	Tanami Gold NL†	34,229

		3,864,142

	Paper and Forest Products — 0.3%
27,100	Keweenaw Land Association Ltd.†	1,658,520

	Publishing — 1.2%
26,000	A.H. Belo Corp., Cl. A	44,980
110,000	ARC Document Solutions Inc.	110,000
763,600	The E.W. Scripps Co., Cl. A	6,681,500
9,500	Tribune Publishing Co.	94,905

		6,931,385

	Real Estate — 4.0%
200,000	Ambase Corp.†	43,000
8,000	Bresler & Reiner Inc.†	160
113,300	Capital Properties Inc., Cl. A	1,393,590
5,040	Cohen & Steers Inc.	342,972
60,000	DREAM Unlimited Corp., Cl. A	395,993
22,500	FRP Holdings Inc.†	913,050
274,050	Griffin Industrial Realty Inc.(a)	14,845,289
14,138	Gyrodyne LLC†	236,105
6,531	Holobeam Inc.†	287,364

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Real Estate (Continued)
30,000	New Senior Investment Group Inc., REIT	$108,600
354,269	Reading International Inc., Cl. A†	1,505,643
74,670	Reading International Inc., Cl. B†	1,195,467
2,508	Royalty LLC†(d)	255
122,000	Tejon Ranch Co.†	1,756,800
607,700	Trinity Place Holdings Inc.†	838,626

		23,862,914

	Restaurants — 2.1%
39	Biglari Holdings Inc., Cl. A†	13,065
43,000	Denny’s Corp.†	434,300
217,034	Nathan’s Famous Inc.(a)	12,205,992

		12,653,357

	Retail — 1.9%
67,000	Big 5 Sporting Goods Corp.	129,980
69,710	Ethan Allen Interiors Inc.	824,669
79,040	Ingles Markets Inc., Cl. A	3,404,253
84,500	Lands’ End Inc.†	679,380
37,000	La-Z-Boy Inc.	1,001,220
141,000	Movado Group Inc.	1,528,440
300	PetIQ Inc.†	10,452
40,000	Tuesday Morning Corp.†	6,404
127,174	Village Super Market Inc., Cl. A	3,525,263

		11,110,061

	Semiconductors — 0.4%
37,000	Entegris Inc.	2,184,850

	Specialty Chemicals — 2.4%
902,360	Ferro Corp.†	10,774,178
36,920	Hawkins Inc.	1,572,054
4,100	Minerals Technologies Inc.	192,413
74,000	Navigator Holdings Ltd.†	475,820
6,000	Takasago International Corp.	119,361
38,500	Teraoka Seisakusho Co. Ltd.	138,703
66,900	The General Chemical Group Inc.†	435
194,174	Treatt plc.	1,199,392

		14,472,356

	Telecommunications — 1.1%
85,000	A10 Networks Inc.†	578,850
27,000	Consolidated Communications Holdings Inc.†	182,790
18,200	Frequency Electronics Inc.†	159,432
40,000	Gogo Inc.†	126,400
225,000	HC2 Holdings Inc.†	751,500
18,000	Iridium Communications Inc.†	457,920
57,500	Nuvera Communications Inc.	1,022,925
545,315	ORBCOMM Inc.†	2,099,463
5,788	Preformed Line Products Co.	289,458
17,000	Shenandoah Telecommunications Co.	837,930

		6,506,668

	Transportation — 0.0%
13,000	Patriot Transportation Holding Inc.	109,980

	TOTAL COMMON STOCKS	582,094,921

	CLOSED-END FUNDS — 0.1%
111,980	MVC Capital Inc.	731,229

	PREFERRED STOCKS — 0.6%
	Automotive: Parts and Accessories — 0.1%
23,800	Jungheinrich AG †	555,105

	Financial Services — 0.5%
170,535	Steel Partners Holdings LP Ser. A, 6.000%	2,771,194

	TOTAL PREFERRED STOCKS	3,326,299

Shares		Market Value

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp.,
	Ser. 2003	$16,950

	MANDATORY CONVERTIBLE SECURITIES (e) — 0.1%
	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp., 4.800%, Ser. B, 09/30/26	271,710

	RIGHTS — 0.0%
	Entertainment — 0.0%
550,000	Media General Inc., CVR†(d)	0

	Health Care — 0.0%
8,000	Progenics Pharmaceuticals Inc., CVR†(d)	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(d)	0

		3,978

	TOTAL RIGHTS	3,978

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†	652

	Energy and Utilities — 0.0%
2	Key Energy Services Inc., expire 12/15/20†(d)	0
2	Key Energy Services Inc., expire 12/15/21†(d)	0

		0

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	1,297

	Health Care — 0.0%
2,184	Option Care Health Inc., Cl. A, expire 07/27/25†	5,670
2,184	Option Care Health Inc., Cl. B, expire 07/27/25†	5,194

		10,864

	TOTAL WARRANTS	12,813

	TOTAL MISCELLANEOUS
	INVESTMENTS — 1.0%(f)	6,168,498

	TOTAL INVESTMENTS — 100.0%
	(Cost $433,995,825)	$592,626,398

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

At June 30, 2020, the Fund held an investment in a restricted and illiquid security amounting to $12,956 or 0.00% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/20 Carrying Value Per Share
		06/01/09-
28,792	Trans-Lux Corp	09/25/18	$15,900	0.4500

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(f)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right

GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust